Stock Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock Based Compensation
9. STOCK BASED COMPENSATION
As of June 30, 2022, there was $0.3 million of unrecognized compensation cost related to non-vested stock-based
compensation arrangements expected to be recognized over a weighted average period of 2.0 years.

11. STOCK BASED COMPENSATION
Enertec Warrants
On December 31, 2020, Enertec issued Zvika Avni, the Chief Executive Officer of Enertec, a warrant to purchase 27,889 shares of Enertec common stock. On the date of issuance 251,000 shares of Enertec common stock were issued and outstanding. The warrant is immediately exercisable with a ten-year life.
The stock-based compensation expense related to the warrant for the year ended December 31, 2021 and 2020 was nil and $813,000, respectively, based on the estimated fair value of the warrant on the date of issuance. The estimated fair value of the warrant was based on observable market prices of BitNile’s stock and extrapolated to Enertec based upon its relative fair value within BitNile as determined by equal weighting of revenues, operating income, and net tangible assets between the BitNile’s subsidiaries.
2021 Stock Incentive Plan
On May 25, 2021, GWW issued its executives options to purchase an aggregate total of 100,000 shares of GWW Class A common stock, at an exercise price per share of $14.64. The options vest over a four-year period. Additionally, the executives were granted a restricted stock award to acquire an aggregate of 50,000 shares of GWW Class A common stock, vesting annually over a three-year term. The stock-based compensation expense related to the options for the year ended December 31, 2021 was $629,000, based on the estimated fair value of the options on the date of issuance. The estimated fair value of the options was based on observable market prices of the BitNile’s common stock and extrapolated to GWW based upon its relative fair value within BitNile as determined by equal weighting of revenues, operating income, and net tangible assets between BitNile’s subsidiaries. As of December 31, 2021, there was $429,000 of unrecognized compensation cost related to non-vested stock-based
compensation arrangements expected to be recognized over a weighted average period of 2.4 years.